Common Shareholders' Equity (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other comprehensive income	$ 216,781,187	$ (122,396,042)	$ (4,238,647)
Equity Holders [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income, beginning balance	(176,430,981)	(56,258,000)	(52,698,816)
Reclassification of OCI to the value of the hedged asset	4,657,447		(12,728,174)
Gains (losses) from defined benefit plans	(1,447,717)		(6,807,053)
Conversion of joint ventures and foreign subsidiaries	(59,153,275)	(484,980,723)	(218,980,166)
Inflation adjustment of subsidiaries in Argentina	267,829,919	366,924,617	229,617,621
Charge to equity	922,296	827,401	5,338,588
Equity holders of the parent	210,964,078	(120,172,981)	(3,559,184)
Non-controlling interests	5,817,110	(2,223,061)	(679,463)
Other comprehensive income	216,781,188	(122,396,042)	(4,238,647)
Change in fair value of hedging instrument recognized in OCI		(9,189,724)
Reclassification of the OCI to the result by function		4,874,098
Actuarial gains (losses) from defined benefit plans		1,371,350
Other comprehensive income, ending balance		(176,430,981)	(56,258,000)
Equity Holders [Member] | Reserve of exchange differences on translation
IfrsStatementLineItems [Line Items]
Other comprehensive income, beginning balance	(158,095,385)	(40,039,090)	(51,745,399)
Reclassification of OCI to the value of the hedged asset
Gains (losses) from defined benefit plans
Conversion of joint ventures and foreign subsidiaries	(59,151,707)	(484,980,912)	(217,911,312)
Inflation adjustment of subsidiaries in Argentina	267,829,919	366,924,617	229,617,621
Charge to equity
Equity holders of the parent	208,678,212	(118,056,295)	11,706,309
Non-controlling interests	5,841,556	(2,237,091)	(1,760,531)
Other comprehensive income	214,519,767	(120,293,386)	9,945,778
Change in fair value of hedging instrument recognized in OCI
Reclassification of the OCI to the result by function
Actuarial gains (losses) from defined benefit plans
Other comprehensive income, ending balance		(158,095,385)	(40,039,090)
Equity Holders [Member] | Reserve of cash flow hedges
IfrsStatementLineItems [Line Items]
Other comprehensive income, beginning balance	(7,331,368)	(4,180,961)	5,110,606
Reclassification of OCI to the value of the hedged asset	4,657,447		(12,728,174)
Gains (losses) from defined benefit plans
Conversion of joint ventures and foreign subsidiaries
Inflation adjustment of subsidiaries in Argentina
Charge to equity	(1,257,511)	1,165,219	3,436,607
Equity holders of the parent	3,399,936	(3,150,407)	(9,291,567)
Non-controlling interests	65,187	(46,388)	228,344
Other comprehensive income	3,465,123	(3,196,795)	(9,063,223)
Change in fair value of hedging instrument recognized in OCI		(9,189,724)
Reclassification of the OCI to the result by function		4,874,098
Actuarial gains (losses) from defined benefit plans
Other comprehensive income, ending balance		(7,331,368)	(4,180,961)
Equity Holders [Member] | Reserve of Actuarial gains and losses on defined benefit plans
IfrsStatementLineItems [Line Items]
Other comprehensive income, beginning balance	(9,317,562)	(10,351,094)	(5,446,022)
Reclassification of OCI to the value of the hedged asset
Gains (losses) from defined benefit plans	(1,447,717)		(6,807,053)
Conversion of joint ventures and foreign subsidiaries
Inflation adjustment of subsidiaries in Argentina
Charge to equity	335,215	(337,818)	1,901,981
Equity holders of the parent	(1,112,502)	1,033,532	(4,905,072)
Non-controlling interests	(91,201)	60,607	(216,130)
Other comprehensive income	(1,203,703)	1,094,139	(5,121,202)
Change in fair value of hedging instrument recognized in OCI
Reclassification of the OCI to the result by function
Actuarial gains (losses) from defined benefit plans		1,371,350
Other comprehensive income, ending balance		(9,317,562)	(10,351,094)
Equity Holders [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income, beginning balance	(1,686,666)	(1,686,855)	(618,001)
Reclassification of OCI to the value of the hedged asset
Gains (losses) from defined benefit plans
Conversion of joint ventures and foreign subsidiaries	(1,568)	189	(1,068,854)
Inflation adjustment of subsidiaries in Argentina
Charge to equity
Equity holders of the parent	(1,568)	189	(1,068,854)
Non-controlling interests	1,568	(189)	1,068,854
Other comprehensive income
Change in fair value of hedging instrument recognized in OCI
Reclassification of the OCI to the result by function
Actuarial gains (losses) from defined benefit plans
Other comprehensive income, ending balance		$ (1,686,666)	$ (1,686,855)